CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Jan. 23, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 579,000	$ 1,328,000
Prepaid expenses and other current assets	193,000	184,000
Total current assets	772,000	1,512,000
Total assets	173,370,000	174,091,000
Current liabilities:
Total current liabilities	1,476,000	760,000
Total liabilities	31,679,000	28,317,000
Commitments and contingencies (Note 15)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at March 31, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at March 31, 2021 and December 31, 2020; liquidation preference of $77,100 at March 31, 2021	136,691,000	140,774,000
Stockholders? deficit:
Additional paid-in capital	20,994,000	16,912,000
Accumulated deficit	(15,994,000)	(11,912,000)
Stockholders? deficit	5,000,000	5,000,000	$ 23,000	$ 0
Total liabilities, convertible preferred stock and stockholders? deficit	173,370,000	174,091,000
Evolv Technologies Holdings Inc [Member]
Current assets:
Cash and cash equivalents	22,122,000	4,704,000			$ 17,341,000
Accounts receivable, net	2,338,000	1,401,000			984,000
Inventory	3,175,000	2,742,000			1,357,000
Current portion of commission asset	690,000	562,000			100,000
Prepaid expenses and other current assets	5,007,000	900,000			525,000
Total current assets	33,332,000	10,309,000			20,307,000
Commission asset, noncurrent	1,993,000	1,730,000			407,000
Property and equipment, net	11,386,000	9,316,000			3,686,000
Total assets	46,830,000	21,355,000			24,400,000
Current liabilities:
Accounts payable	5,633,000	4,437,000			2,522,000
Accrued expenses and other current liabilities	5,540,000	3,727,000			1,582,000
Current portion of deferred revenue	3,110,000	3,717,000			1,547,000
Current portion of deferred rent		11,000			34,000
Current portion of financing obligation		227,000			227,000
Current portion of long-term debt	24,515,000				3,419,000
Total current liabilities	38,798,000	12,119,000			9,331,000
Deferred revenue, noncurrent	466,000	480,000			309,000
Derivative liability	9,431,000	1,000,000
Deferred rent, noncurrent					11,000
Financing obligation, noncurrent		132,000			376,000
Long-term debt, noncurrent	18,424,000	16,432,000
Total liabilities	67,856,000	30,164,000			10,027,000
Commitments and contingencies (Note 15)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at March 31, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at March 31, 2021 and December 31, 2020; liquidation preference of $77,100 at March 31, 2021	75,877,000	75,877,000	75,877,000		72,883,000	$ 43,441,000
Stockholders? deficit:
Common stock, $0.001 par value; 305,491,899 and 300,000,000 shares authorized at December 31, 2020 and 2019, respectively; 26,045,532 and 22,809,158 shares issued and outstanding at December 31, 2020 and 2019, respectively	30,000	26,000			23,000
Additional paid-in capital	10,703,000	9,169,000			7,956,000
Accumulated deficit	(107,636,000)	(93,881,000)			(66,489,000)
Stockholders? deficit	(96,903,000)	(84,686,000)	$ (64,766,000)		(58,510,000)	$ (38,464,000)
Total liabilities, convertible preferred stock and stockholders? deficit	$ 46,830,000	$ 21,355,000			$ 24,400,000